EVENTS OCCURRING AFTER THE REPORTING PERIOD	6 Months Ended
Dec. 31, 2019
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

19.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

On February 14, 2020, the Group completed the offering of US$7.6 million under Series II of its corporate bonds due 2021. The Group intends to use the proceeds to improve its debt profile as well as for general corporate purposes, including working capital to further support international growth.

Subsequent to December 31, 2019, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these Unaudited interim condensed consolidated financial statements that were not mentioned above.